Short-Term Investments	12 Months Ended
May 31, 2021
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
Short-term investments consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Held-to-maturity investments	2,318,280	3,434,726

Short-term investments mainly consist of various financial products purchased from Chinese banks and trusts and are classified as held-to-maturity
investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with variable interest rates. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are equal to or less than one year.